Stockholders' Equity - Summary of Treasury Stock Activities (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock Repurchase Program [Line Items]
Treasury Stock, Shares, Beginning Balance	4,879,848	7,359,029
Acquisition through purchase of odd-lot shares, Shares	3,409	13,139
Sell upon request for purchase of odd-lot shares, Shares	(1,317)	(987)
Issuance in stock exchanges, Shares		(2,491,373)
Acquisition through purchase off odd-lot shares, Shares		40
Treasury Stock, Shares, Ending Balance	4,881,940	4,879,848
Treasury Stock, Value, Beginning Balance	¥ 11,246	¥ 16,962
Acquisition through purchase of odd-lot shares, Value	6	29
Sell upon request for purchase of odd-lot shares, Value	(2)	(2)
Issuance in stock exchanges, Value		(5,743)
Acquisition through purchase off odd-lot shares, Value		0
Treasury Stock, Value, Ending Balance	¥ 11,250	¥ 11,246